UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608
                                   ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                        NOVEMBER 30, 2006
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                    INCOME
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
             FRANKLIN HIGH INCOME FUND
     (FORMERLY, FRANKLIN'S AGE HIGH INCOME FUND)       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                             FRANKLIN TEMPLETON INVESTMENTS

                             GAIN FROM OUR PERSPECTIVE(R)

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin High Income Fund .................................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and
Statement of Investments ..................................................   13

Financial Statements ......................................................   25

Notes to Financial Statements .............................................   29

Shareholder Information ...................................................   39

--------------------------------------------------------------------------------

Semiannual Report

Franklin High Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Income Fund (formerly, Franklin's AGE High Income Fund) seeks to provide investors with a high level of current income, with a secondary goal of capital appreciation by investing substantially in high yield, lower-rated debt securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 11/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Bonds ..................................................................   96.9%
Equities ...............................................................    1.1%
Short-Term Investments & Other Net Assets ..............................    2.0%

--------------------------------------------------------------------------------

This semiannual report for Franklin High Income Fund covers the period Short-Term ended November 30, 2006.

PERFORMANCE OVERVIEW

Franklin High Income Fund - Class A posted a +6.17% cumulative total return for the six months under review. The Fund performed comparably to its bench-mark, the CS High Yield Index, which returned +6.27%, and outperformedits peers as measured by the Lipper High Current Yield Funds Classification Average, which returned +5.74% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Sources: Credit Suisse; Lipper Inc. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 11/30/06, there were 471 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth substantially slowed in the second and third quarters of 2006 compared to the first quarter 2006 pace. An improved labor market and higher personal incomes helped support consumer spending. However, the economy slowed as it experienced rising inflation pressures, largely due to high energy prices and increasing labor costs. Also, productivity growth slowed and the housing market cooled.

Oil prices reached a historical high during the reporting period, which contributed to a rise in headline, or overall, inflation. However, oil prices fell in the latter part of the reporting period, partly due to ample supply and rising demand. Many retail goods prices, and thus inflation, also declined. Core inflation, which excludes food and energy costs, remained contained but nonetheless began to experience some upward pressure during the third quarter. November's headline Consumer Price Index (CPI) reported a 12-month rise of 2.0%, while core CPI increased 2.6%. 2

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate to 5.25% on June 30, and then kept the rate steady from August through November. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 5.12% at the beginning of the period to a high of 5.25% on June 28 and then fell to 4.46% on November 30, 2006. The decline reflected some concerns about the slowing housing market and its potential effect on the economy.

In the high yield corporate bond market, the yield spread over Treasuries, as measured by the CS High Yield Index, modestly widened during the six months under review. This followed the significant tightening trend that occurred during the first several months of 2006. Led by robust equity markets and declining longer-term interest rates, high yield bonds generally delivered relatively healthy total returns as spreads narrowed from their intraperiod highs. Despite the slowdown in overall domestic economic growth, corporate earnings remained strong and positive fundamental credit trends continued to support the high yield corporate sector. Moreover, corporations continued to have access to the public and private capital markets, providing ample liquidity for ongoing operations and debt refinancing. As a result, default rates remained near historical lows, which

2.    Source: Bureau of Labor Statistics.


4 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
6/1/06-11/30/06

-----------------------------------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                      -------------------------------------------------------------------------------------
  MONTH                   CLASS A         CLASS B          CLASS C         CLASS R        ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
  June                   1.25 cents      1.17 cents      1.17 cents       1.19 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  July                   1.25 cents      1.17 cents      1.17 cents       1.19 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  August                 1.25 cents      1.17 cents      1.17 cents       1.19 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  September              1.25 cents      1.16 cents      1.16 cents       1.20 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  October                1.25 cents      1.16 cents      1.16 cents       1.20 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  November               1.25 cents      1.16 cents      1.16 cents       1.20 cents       1.28 cents
-----------------------------------------------------------------------------------------------------------
  TOTAL                  7.50 CENTS      6.99 CENTS      6.99 CENTS       7.17 CENTS       7.68 CENTS
-----------------------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

further supported bond trading levels. In addition, the growing popularity of leveraged buyouts (LBOs) helped boost new issue volume. As demand for high yield bonds remained relatively robust, the market was able to absorb the often lower-quality supply from LBOs as it was introduced.

Year-to-date, the trend has been for lower-rated bonds to outperform their higher-rated counterparts. However, higher quality issues, which are generally more interest rate sensitive, benefited from the decline in intermediate- and longer-term Treasury yields. Overall, yield spreads started the period at 3.3 percentage points, rose to 3.8, and declined to 3.5 percentage points by period-end. 3 On a year-to-date basis, high yield corporate bonds continued to deliver some of the strongest total returns within the broader fixed income market.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

3. Source: Credit Suisse. See footnote 1 for a description of the CS High Yield Index.


                                                           Semiannual Report | 5

TOP 10 HOLDINGS
11/30/06
--------------------------------------------------------------------------------
 COMPANY                                                              % OF TOTAL
 SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
 General Motors Acceptance Corp.                                            2.4%
  CONSUMER DURABLES
--------------------------------------------------------------------------------
 Ford Motor Credit Co.                                                      1.9%
  CONSUMER DURABLES
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                    1.6%
  ENERGY MINERALS
--------------------------------------------------------------------------------
 HCA Inc.                                                                   1.5%
  HEALTH SERVICES
--------------------------------------------------------------------------------
 Host Marriott LP                                                           1.5%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
 L-3 Communications Corp.                                                   1.4%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
 Reynolds American Inc.                                                     1.3%
  CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
 SunGard Data Systems Inc.                                                  1.3%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
 El Paso Corp.                                                              1.3%
  INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
 Aquila Inc.                                                                1.3%
  UTILITIES
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

During the six months under review, we maintained a modestly defensive positioning. The performance divergence between lower- and higher-quality bonds narrowed due to richer valuations for lower-quality issuers, which allowed security selection to have a greater impact on the Fund's outperformance versus its peer group average during the period.

In addition, certain industry weightings relative to its peer group contributed to the Fund's performance. 4 For example, the Fund was overweighted in the food and beverage sector, which outperformed the broad market during the period. 5 In particular, the Fund's holdings in Reynolds American, the second-largest tobacco manufacturer in the U.S., benefited from favorable legal rulings and the defeat of certain state tobacco tax measures while Reynolds' operating cash flow metrics remained healthy. An overweighted stake in the pay television industry also contributed to the Fund's relative performance, as the industry's bonds were buoyed by a more optimistic outlook for many operators, which was further supported by strongly rising stock prices for certain public pay television companies, despite significant competition. 6 The Fund's underweighted exposure to the building products sector aided relative performance given weaker returns from that industry segment in the face of a declining residential housing market. 7 However, the Fund's overweighted position in the homebuilding sector detracted from performance. 8

Additionally, the Fund's underweighted exposure to the transportation sector negatively impacted relative performance. In particular, the airlines industry benefited from moderating oil prices, relatively healthy passenger traffic and certain indications of industry consolidation. As a result, unsecured airline debt provided strong returns during the period. Given the industry's history of volatility and poor recoveries for restructurings of unsecured airline bonds, however, the Fund had no direct exposure to airlines, a small segment of the high yield market, during the period. The Fund's overweighted exposure to the chemicals sector also detracted from relative performance. 9 Price appreciation for certain chemicals sector bonds was constrained as they traded at premiums and offered lower yields due to expectations for future refinancing.

4. For industry weighting comparisons, the Fund's peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average. See footnote 1 for a description of the Lipper Average.

5. The Fund's food and beverage holdings are in the consumer non-durables sector in the SOI.

6. The Fund's pay television holdings are in the communications and consumer services sectors in the SOI.

7. The Fund's building products holdings are in the producer manufacturing sector in the SOI.

8. The Fund's homebuilding holdings are in the consumer durables sector in the SOI.

9. The Fund's chemicals holdings are in the process industries sector in the SOI.


6 | Semiannual Report

At period-end the Fund held what we consider a slightly more defensive posture than our peer group, due to our belief that high yield market valuations were relatively full, despite the continued trend in positive credit fundamentals for many high yield issuers. As we approach calendar year 2007, consistent with our investment strategy, we continue to leverage our in-house research analyst team as we remain focused on individual security selection in the management of the Fund.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Christopher J. Molumphy

                      Christopher J. Molumphy, CFA
                      Senior Portfolio Manager


[PHOTO OMITTED]       /s/ Eric G. Takaha

                      Eric G. Takaha, CFA
                      Portfolio Manager

                      Franklin High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 11/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: AGEFX)                              CHANGE            11/30/06         5/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.05               $2.13           $2.08
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                    $0.0750
------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FHIBX)                              CHANGE            11/30/06         5/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.05               $2.12           $2.07
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                    $0.0699
------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRAIX)                              CHANGE            11/30/06         5/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.05               $2.14           $2.09
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                    $0.0699
------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FAHRX)                              CHANGE            11/30/06         5/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.05               $2.14           $2.09
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                    $0.0717
------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FAHAX)                        CHANGE            11/30/06         5/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.05               $2.13           $2.08
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                    $0.0768
------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------------
CLASS A                              6-MONTH            1-YEAR               5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1             +6.17%            +10.04%              +63.00%             +82.14%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2         +1.77%             +5.47%               +9.27%              +5.71%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3       $10,177            $10,547              $15,581             $17,428
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                      +4.74%               +9.59%              +5.61%
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                         6.76%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                 6.62%
--------------------------------------------------------------------------------------------------------------
CLASS B                              6-MONTH            1-YEAR               5-YEAR         INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1             +5.93%             +8.99%              +58.36%             +50.59%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2         +1.93%             +4.99%               +9.35%              +5.31%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3       $10,193            $10,499              $15,636             $15,059
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                      +5.22%               +9.79%              +5.42%
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                         6.57%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                 6.45%
--------------------------------------------------------------------------------------------------------------
CLASS C                              6-MONTH            1-YEAR               5-YEAR              10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1             +5.88%             +9.43%              +58.61%              +73.23%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2         +4.88%             +8.43%               +9.66%               +5.65%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3       $10,488            $10,843              $15,861              $17,323
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                      +7.64%               +9.99%               +5.54%
--------------------------------------------------------------------------------------------------------------
    Distribution Rate 5                        6.50%
--------------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield 6                6.44%
--------------------------------------------------------------------------------------------------------------
CLASS R                              6-MONTH            1-YEAR               3-YEAR         INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1             +5.97%             +9.07%              +27.29%              +60.89%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2         +5.97%             +9.07%               +8.38%              +10.17%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3       $10,597            $10,907              $12,729              $16,089
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                      +9.30%               +7.92%              +10.27%
--------------------------------------------------------------------------------------------------------------
    Distribution Rate 5                        6.73%
--------------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield 6                6.61%
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                      6-MONTH            1-YEAR               5-YEAR               10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1             +6.26%             +9.68%              +64.13%              +85.17%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2         +6.26%             +9.68%              +10.42%               +6.35%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3       $10,626            $10,968              $16,413              $18,517
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                      +9.40%              +10.75%               +6.25%
--------------------------------------------------------------------------------------------------------------
    Distribution Rate 5                        7.21%
--------------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield 6                7.09%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES (COMMONLY CALLED JUNK BONDS) INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/06.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/06.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +81.86% and +6.22%.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1     Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                       VALUE 6/1/06      VALUE 11/30/06    PERIOD* 6/1/06-11/30/06
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,061.70               $3.82
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,021.36               $3.75
----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,059.30               $6.45
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,018.80               $6.33
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,058.80               $6.45
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,018.80               $6.33
----------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,059.70               $5.68
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,019.55               $5.57
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,062.60               $3.10
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,022.06               $3.04
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.74%; B: 1.25%; C: 1.25%; R: 1.10%; and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin High Income Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH INCOME FUND

                                        --------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        NOVEMBER 30, 2006                             YEAR ENDED MAY 31,
CLASS A                                    (UNAUDITED)         2006           2005           2004           2003           2002
                                        --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ..    $     2.08       $     2.09     $     2.02     $     1.88     $     1.87     $     2.09
                                        --------------------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............          0.08             0.15           0.16           0.16           0.16           0.20

 Net realized and unrealized gains
  (losses) ............................          0.05            (0.01)          0.06           0.13           0.01          (0.22)
                                        --------------------------------------------------------------------------------------------
Total from investment operations ......          0.13             0.14           0.22           0.29           0.17          (0.02)
                                        --------------------------------------------------------------------------------------------

Less distributions from net investment
 income ...............................         (0.08)           (0.15)         (0.15)         (0.15)         (0.16)         (0.20)
                                        --------------------------------------------------------------------------------------------
Redemption fees .......................            -- d             -- d           -- d           -- d           -- d           --
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period ........    $     2.13       $     2.08     $     2.09     $     2.02     $     1.88     $     1.87
                                        ============================================================================================

Total return c ........................          6.17%            6.89%         11.14%         15.67%         10.67%         (0.68)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....    $2,212,904       $2,165,990     $2,233,772     $2,172,749     $2,077,768     $2,024,885

Ratios to average net assets:
 Expenses .............................          0.74% e,f        0.75% f        0.74% f        0.75% f        0.76%          0.75%

 Net investment income ................          7.41% e          7.17%          7.40%          7.73%          9.72%         10.27%

Portfolio turnover rate ...............         17.18%           29.26%         30.19%         44.07%         36.52%         18.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 13

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 NOVEMBER 30, 2006                       YEAR ENDED MAY 31,
CLASS B                                             (UNAUDITED)       2006          2005         2004          2003         2002
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $   2.07       $   2.08      $   2.02     $   1.88      $   1.87     $   2.08
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.07           0.14          0.14         0.15          0.16         0.19

 Net realized and unrealized gains (losses) ...          0.05          (0.01)         0.06         0.13            -- d      (0.21)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............          0.12           0.13          0.20         0.28          0.16        (0.02)
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment income .         (0.07)         (0.14)        (0.14)       (0.14)        (0.15)       (0.19)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................            -- d           -- d          -- d         -- d          -- d         --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................      $   2.12       $   2.07      $   2.08     $   2.02      $   1.88     $   1.87
                                                  ==================================================================================

Total return c ................................          5.93%          6.35%        10.09%       15.12%        10.13%       (0.70)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $179,030       $184,076      $207,881     $207,680      $182,494     $153,639

Ratios to average net assets:

 Expenses .....................................          1.25% e,f      1.25% f       1.24%f       1.25% f       1.27%        1.26%

 Net investment income ........................          6.90% e        6.67%         6.90%        7.23%         9.21%        9.75%

Portfolio turnover rate .......................         17.18%         29.26%        30.19%       44.07%        36.52%       18.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   NOVEMBER 30, 2006                      YEAR ENDED MAY 31,
CLASS C                                               (UNAUDITED)       2006         2005         2004         2003         2002
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........        $   2.09       $   2.10     $   2.03     $   1.89     $   1.88     $   2.09
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................            0.07           0.14         0.15         0.15         0.16         0.19

 Net realized and unrealized gains (losses) ...            0.05          (0.01)        0.06         0.13           -- d      (0.21)
                                                   ---------------------------------------------------------------------------------
Total from investment operations ..............            0.12           0.13         0.21         0.28         0.16        (0.02)
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income .           (0.07)         (0.14)       (0.14)       (0.14)       (0.15)       (0.19)
                                                   ---------------------------------------------------------------------------------
Redemption fees ...............................              -- d           -- d         -- d         -- d         -- d         --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................        $   2.14       $   2.09     $   2.10     $   2.03     $   1.89     $   1.88
                                                   =================================================================================

Total return c ................................            5.88%          6.31%       10.53%       15.01%       10.07%       (0.71)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............        $369,255       $361,701     $388,250     $416,171     $421,795     $383,584

Ratios to average net assets:

 Expenses .....................................            1.25% e,f      1.25% f      1.24% f      1.25% f      1.27%        1.25%

 Net investment income ........................            6.90% e        6.67%        6.90%        7.23%        9.21%        9.76%

Portfolio turnover rate .......................           17.18%         29.26%       30.19%       44.07%       36.52%       18.56%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  NOVEMBER 30, 2006                     YEAR ENDED MAY 31,
CLASS R                                              (UNAUDITED)       2006        2005        2004        2003          2002 g
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........          $2.09         $2.10       $2.03       $1.89       $1.88         $1.93
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................           0.07          0.14        0.15        0.15        0.16          0.08

 Net realized and unrealized gains (losses) ...           0.05         (0.01)       0.06        0.13        0.01         (0.05)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............           0.12          0.13        0.21        0.28        0.17          0.03
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .          (0.07)        (0.14)      (0.14)      (0.14)      (0.16)        (0.08)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................             -- d          -- d        -- d        -- d        -- d          --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................        $  2.14        $ 2.09      $ 2.10      $ 2.03      $ 1.89         $1.88
                                                  ===============================================================================

Total return c ................................           5.97%         6.45%      10.68%      15.17%      10.21%         1.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............        $15,885        $9,972      $5,300      $3,467      $2,574          $713

Ratios to average net assets:

 Expenses .....................................           1.10% e,f     1.10% f     1.09% f     1.10% f     1.12%         1.11% e

 Net investment income ........................           7.05% e       6.82%       7.05%       7.38%       9.36%         9.73% e

Portfolio turnover rate .......................          17.18%        29.26%      30.19%      44.07%      36.52%        18.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period January 1, 2002 (effective date) to May 31, 2002.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  NOVEMBER 30, 2006                        YEAR ENDED MAY 31,
ADVISOR CLASS                                        (UNAUDITED)        2006         2005          2004         2003         2002
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........          $2.08         $2.09         $2.02         $1.88        $1.88        $2.09
                                                  ----------------------------------------------------------------------------------
Income from investment operations a:
 Net investment income b ......................           0.08          0.15          0.16          0.16         0.16         0.21
 Net realized and unrealized gains (losses) ...           0.05         (0.01)         0.06          0.13           -- d      (0.21)
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............           0.13          0.14          0.22          0.29         0.16           -- d
                                                  ----------------------------------------------------------------------------------
Less distributions from net investment income .          (0.08)        (0.15)        (0.15)        (0.15)       (0.16)       (0.21)
                                                  ----------------------------------------------------------------------------------
Redemption fees ...............................             -- d          -- d          -- d          -- d         -- d         --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................          $2.13         $2.08         $2.09         $2.02        $1.88        $1.88
                                                  ==================================================================================

Total return c ................................           6.26%         7.06%        11.29%        15.82%       10.23%       (0.03)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............        $42,871       $43,502       $28,231       $37,569      $28,045      $20,758

Ratios to average net assets:

 Expenses .....................................          0.60% e,f      0.60% f       0.59% f       0.60% f      0.62%        0.61%

 Net investment income ........................          7.55% e        7.32%         7.55%         7.88%        9.86%       10.42%

Portfolio turnover rate .......................          17.18%        29.26%        30.19%        44.07%       36.52%       18.56%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin High Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                    COUNTRY       PRINCIPAL AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.0%
    CORPORATE BONDS 96.9%
    COMMERCIAL SERVICES 6.0%
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .............  United States      $ 12,865,000        $    14,280,150
    Dex Media Inc.,
       B, 8.00%, 11/15/13 ..................................................  United States         7,500,000              7,687,500
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
         11/15/13 ..........................................................  United States        12,600,000             11,214,000
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...................  United States        26,100,000             27,992,250
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ...........................................  United States        35,000,000             32,812,500
    Lamar Media Corp., senior sub. note,
       6.625%, 8/15/15 .....................................................  United States        17,800,000             17,377,250
     a 144A, 6.625%, 8/15/15 ...............................................  United States        10,000,000              9,762,500
  a Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ...............  United States         5,100,000              5,189,250
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .....................  United States        13,100,000             13,820,500
    United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 .............................................................  United States        28,000,000             28,140,000
                                                                                                                     ---------------
                                                                                                                         168,275,900
                                                                                                                     ---------------
    COMMUNICATIONS 10.3%
  b Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ..............     Bermuda           11,000,000                990,000
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 .............................................................  United States        20,000,000             21,800,000
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 ......................................... United Kingdom        37,200,000             34,177,500
    Intelsat Bermuda Ltd.,
       8.625%, 1/15/15 .....................................................     Bermuda           17,500,000             18,265,625
       senior note, 8.25%, 1/15/13 .........................................     Bermuda           12,200,000             12,489,750
  b Iridium LLC, senior note, D, 10.875%, 7/15/05 ..........................     Bermuda           17,000,000              4,887,500
    Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ......   Luxembourg          11,700,000             12,738,375
    Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ............  United States        10,000,000             10,335,100
    Nextel Partners Inc., senior note, 8.125%, 7/01/11 .....................  United States         5,000,000              5,225,000
    NTL Cable PLC, senior note, 8.75%, 4/15/14 ............................. United Kingdom         8,900,000              9,345,000
    Panamsat Corp., senior note, 9.00%, 8/15/14 ............................  United States        13,177,000             13,901,735
    Qwest Communications International Inc., senior note,
      7.50%, 2/15/14 .......................................................  United States        20,000,000             20,700,000
      B, 7.50%, 2/15/14 ....................................................  United States        15,000,000             15,525,000
    Rogers Wireless Inc., senior secured note,
      7.25%, 12/15/12 ......................................................     Canada            12,580,000             13,303,350
      7.50%, 3/15/15 .......................................................     Canada            15,500,000             16,681,875
  b RSL Communications PLC,
      senior disc. note, 10.125%, 3/01/08 .................................. United Kingdom        44,500,000              2,781,250
      senior note, 12.00%, 11/01/08 ........................................ United Kingdom         6,250,000                390,625
    Verizon New York Inc., senior deb., 7.375%, 4/01/32 ....................  United States        15,000,000             16,059,570
  a Wind Acquisition Finance SA, senior note, 144A, 10.75%,
     12/01/15 ..............................................................      Italy            28,000,000             31,710,000
  a Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ...................  United States        25,400,000             27,781,250
                                                                                                                     ---------------
                                                                                                                         289,088,505
                                                                                                                     ---------------


18 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                  COUNTRY         PRINCIPAL AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES 7.6%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................  United States        $ 28,000,000         $   29,190,000
    Ford Motor Credit Co.,
      5.625%, 10/01/08 ...................................................  United States          40,000,000             39,061,280
      senior note, 9.875%, 8/10/11 .......................................  United States          13,000,000             13,921,154
    General Motors Acceptance Corp., 6.875%, 9/15/11 .....................  United States          65,000,000             66,989,585
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................  United States          14,625,000             14,844,375
    KB Home, senior note,
      6.25%, 6/15/15 .....................................................  United States          20,000,000             19,001,340
      7.25%, 6/15/18 .....................................................  United States          14,800,000             14,771,066
    William Lyon Homes Inc., senior note,
      7.625%, 12/15/12 ...................................................  United States           6,300,000              5,339,250
      7.50%, 2/15/14 .....................................................  United States          13,500,000             11,205,000
                                                                                                                      --------------
                                                                                                                         214,323,050
                                                                                                                      --------------
    CONSUMER NON-DURABLES 3.6%
    Dole Foods Co., senior note, 7.25%, 6/15/10 ..........................  United States           6,225,000              5,890,406
  a Reynolds American Inc., senior secured note, 144A, 7.625%,
     6/01/16 .............................................................  United States          35,000,000             37,522,310
    Smithfield Foods Inc., senior note,
      7.00%, 8/01/11 .....................................................  United States          18,900,000             19,514,250
      7.75%, 5/15/13 .....................................................  United States           9,600,000             10,056,000
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..............  United States          32,800,000             27,798,000
                                                                                                                      --------------
                                                                                                                         100,780,966
                                                                                                                      --------------
    CONSUMER SERVICES 18.2%
    AMC Entertainment Inc.,
      senior note, B, 8.625%, 8/15/12 ....................................  United States           9,400,000              9,752,500
      senior sub. note, 9.50%, 2/01/11 ...................................  United States           5,000,000              5,037,500
      senior sub. note, 9.875%, 2/01/12 ..................................  United States          12,500,000             13,062,500
    Aztar Corp., senior sub. note, 7.875%, 6/15/14 .......................  United States          13,700,000             14,864,500
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..................  United States          20,000,000             19,925,000
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............  United States          19,200,000             18,960,000
b,d Callahan Nordrhein-Westfalen, senior disc. note, 16.00%, 7/15/10 .....     Germany             38,000,000                  3,800
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................     Canada              28,000,000             29,050,000
    CCH I Holdings LLC, senior note, 13.50%, 1/15/14 .....................  United States          15,500,000             14,647,500
    CCH II LLC, senior note, 10.25%, 9/15/10 .............................  United States          33,800,000             35,490,000
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ......................  United States           8,000,000              7,940,000
    DIRECTV Holdings LLC, senior note,
       8.375%, 3/15/13 ...................................................  United States          18,901,000             19,727,919
       6.375%, 6/15/15 ...................................................  United States          10,000,000              9,700,000
    EchoStar DBS Corp., senior note,
       6.375%, 10/01/11 ..................................................  United States          20,000,000             19,950,000
       7.125%, 2/01/16 ...................................................  United States           7,300,000              7,281,750
  a IDEARC Inc., senior note, 144A, 8.00%, 11/15/16 ......................  United States          14,000,000             14,297,500
    Liberty Media Corp., senior note, 5.70%, 5/15/13 .....................  United States          20,000,000             19,144,380
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............  United States          30,000,000             28,650,000


                                                          Semiannual Report | 19

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Mandalay Resort Group,
      senior note, 9.50%, 8/01/08 ........................................  United States       $  5,900,000         $     6,261,375
      senior sub. note, 10.25%, 8/01/07 ..................................  United States         14,600,000              15,074,500
    MGM MIRAGE Inc., senior note,
      6.625%, 7/15/15 ....................................................  United States         20,000,000              19,325,000
      6.875%, 4/01/16 ....................................................  United States         10,000,000               9,737,500
    Pinnacle Entertainment Inc., senior sub. note,
      8.25%, 3/15/12 .....................................................  United States          8,400,000               8,610,000
      8.75%, 10/01/13 ....................................................  United States         11,300,000              12,006,250
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 .....................     Canada             20,300,000              20,655,250
    Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 .................  United States         20,200,000              20,932,250
  a Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
     9/01/14 .............................................................  United States         29,000,000              32,335,000
    Royal Caribbean Cruises Ltd.,
      senior deb., 7.25%, 3/15/18 ........................................  United States         17,000,000              17,396,814
      senior note, 8.00%, 5/15/10 ........................................  United States          4,200,000               4,491,955
      senior note, 6.875%, 12/01/13 ......................................  United States         13,800,000              14,193,879
    Station Casinos Inc.,
      senior note, 6.00%, 4/01/12 ........................................  United States          9,300,000               8,974,500
      senior sub. note, 6.50%, 2/01/14 ...................................  United States          7,000,000               6,588,750
      senior sub. note, 6.875%, 3/01/16 ..................................  United States         15,000,000              14,062,500
    Universal City Development, senior note, 11.75%, 4/01/10 .............  United States         15,000,000              16,181,250
                                                                                                                     ---------------
                                                                                                                         514,311,622
                                                                                                                     ---------------
    ELECTRONIC TECHNOLOGY 5.6%
  a Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 ..................     Canada              8,700,000               8,787,000
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .....    Singapore           15,600,000              15,522,000
a,j Freescale Semiconductor Inc.,
       senior note, 144A, 8.875%, 12/15/14 ...............................  United States         26,300,000              26,497,250
       senior sub. note, 144A, 10.125%, 12/15/16 .........................  United States          6,300,000               6,402,375
    L-3 Communications Corp., senior sub. note,
       6.125%, 1/15/14 ...................................................  United States         26,500,000              26,367,500
       5.875%, 1/15/15 ...................................................  United States          3,700,000               3,607,500
       6.375%, 10/15/15 ..................................................  United States          9,300,000               9,276,750
  a NXP BV, 144A, 7.875%, 10/15/14 .......................................   Netherlands          32,900,000              33,969,250
    Sanmina-SCI Corp., senior sub. note,
       6.75%, 3/01/13 ....................................................  United States         14,600,000              13,651,000
       8.125%, 3/01/16 ...................................................  United States         13,700,000              13,289,000
                                                                                                                     ---------------
                                                                                                                         157,369,625
                                                                                                                     ---------------
    ENERGY MINERALS 5.0%
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ...................................................  United States          5,000,000               5,237,500
       6.625%, 1/15/16 ...................................................  United States         10,000,000               9,925,000
       6.25%, 1/15/18 ....................................................  United States         27,600,000              26,254,500
       6.875%, 11/15/20 ..................................................  United States          5,000,000               4,818,750
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................  United States         27,000,000              26,325,000


20 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                COUNTRY          PRINCIPAL AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY MINERALS (CONTINUED)
    Massey Energy Co., senior note, 6.875%, 12/15/13 ...................  United States         $ 20,000,000         $    18,700,000
    Peabody Energy Corp., senior note,
       7.375%, 11/01/16 ................................................  United States            6,900,000               7,288,125
       B, 6.875%, 3/15/13 ..............................................  United States           15,900,000              16,178,250
    Pogo Producing Co., senior sub. note,
       6.875%, 10/01/17 ................................................  United States           23,700,000              22,811,250
  a 144A, 7.875%, 5/01/13 ..............................................  United States            3,100,000               3,193,000
                                                                                                                     ---------------
                                                                                                                         140,731,375
                                                                                                                     ---------------
    HEALTH SERVICES 5.5%
    DaVita Inc.,
       senior note, 6.625%, 3/15/13 ....................................  United States            4,700,000               4,688,250
       senior sub. note, 7.25%, 3/15/15 ................................  United States           24,000,000              24,300,000
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...........     Germany              28,000,000              28,770,000
    HCA Inc.,
       senior note, 6.50%, 2/15/16 .....................................  United States            6,300,000               5,244,750
     a senior secured note, 144A, 9.125%, 11/15/14 .....................  United States           35,700,000              37,395,750
    Tenet Healthcare Corp., senior note,
       7.375%, 2/01/13 .................................................  United States           18,000,000              16,515,000
       9.875%, 7/01/14 .................................................  United States           14,000,000              14,105,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ..........................................................  United States           25,000,000              25,125,000
                                                                                                                     ---------------
                                                                                                                         156,143,750
                                                                                                                     ---------------
    INDUSTRIAL SERVICES 4.5%
    Allied Waste North America Inc.,
       senior note, 7.875%, 4/15/13 ....................................  United States           21,600,000              22,464,000
       senior note, B, 7.125%, 5/15/16 .................................  United States            4,000,000               3,995,000
       senior secured note, B, 5.75%, 2/15/11 ..........................  United States            2,500,000               2,437,500
    Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 ..........  United States           14,600,000              15,038,000
    El Paso Corp., senior note, MTN, 7.75%, 1/15/32 ....................  United States           35,000,000              37,275,000
    Pride International Inc., senior note, 7.35%, 7/15/14 ..............  United States           20,700,000              21,579,750
  b Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ............  United States           10,000,000                  10,000
    Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 ...........  United States           15,000,000              15,976,635
    Universal Compression Inc., senior note, 7.25%, 5/15/10 ............  United States            7,100,000               7,135,500
                                                                                                                     ---------------
                                                                                                                         125,911,385
                                                                                                                     ---------------
    NON-ENERGY MINERALS 1.5%
    Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..............  United States           15,000,000              16,784,880
  a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ....................      Canada              27,000,000              26,055,000
                                                                                                                     ---------------
                                                                                                                          42,839,880
                                                                                                                     ---------------
    PROCESS INDUSTRIES 11.6%
  a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ..................     Germany              11,400,000              11,727,750
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ......  United States           22,455,000              24,756,637
    Buckeye Technologies Inc.,
      senior note, 8.50%, 10/01/13 .....................................  United States           11,700,000              12,168,000
      senior sub. note, 8.00%, 10/15/10 ................................  United States           16,000,000              16,040,000


                                                          Semiannual Report | 21

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                 COUNTRY          PRINCIPAL AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PROCESS INDUSTRIES (CONTINUED)
    Crown Americas Inc., senior note, 7.75%, 11/15/15 ...................  United States         $ 28,000,000        $    28,910,000
    Equistar Chemicals LP, senior note,
       8.75%, 2/15/09 ...................................................  United States           20,000,000             21,025,000
       10.625%, 5/01/11 .................................................  United States            4,400,000              4,719,000
  a Huntsman International LLC, senior note, 144A, 7.875%,
      11/15/14 ..........................................................  United States            7,600,000              7,676,000
    IMC Global Inc., senior note, 10.875%, 8/01/13 ......................  United States           28,000,000             32,025,000
    Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................  United States            8,500,000              7,883,750
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................     Ireland              11,000,000             10,615,000
    Lyondell Chemical Co.,
       senior note, 8.00%, 9/15/14 ......................................  United States            6,200,000              6,424,750
       senior note, 8.25%, 9/15/16 ......................................  United States            3,300,000              3,448,500
       senior secured note, 10.50%, 6/01/13 .............................  United States           17,400,000             19,227,000
    MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .................     Ireland              18,600,000             19,762,500
    Nalco Co.,
       senior note, 7.75%, 11/15/11 .....................................  United States            2,700,000              2,767,500
       senior sub. note, 8.875%, 11/15/13 ...............................  United States           30,000,000             31,875,000
    NewPage Corp., senior secured note, 10.00%, 5/01/12 .................  United States           20,000,000             21,150,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ...........................................................  United States            6,700,000              6,499,000
    Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................  United States           22,000,000             21,560,000
    Rhodia SA, senior note, 10.25%, 6/01/10 .............................      France              15,000,000             17,137,500
                                                                                                                     ---------------
                                                                                                                         327,397,887
                                                                                                                     ---------------
    PRODUCER MANUFACTURING 4.4%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................  United States           28,000,000             29,855,000
    Cooper-Standard Automotive Inc.,
      senior note, 7.00%, 12/15/12 ......................................  United States            7,500,000              6,693,750
      senior sub. note, 8.375%, 12/15/14 ................................  United States           17,500,000             13,475,000
b,d Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......  United States            9,053,899                     --
  a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................  United Kingdom           1,716,000              1,857,570
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........  United States            5,700,000              5,415,000
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................  United States           27,000,000             26,190,000
  a RBS Global & Rexnord Corp.,
      senior note, 144A, 9.50%, 8/01/14 .................................  United States           15,000,000             15,712,500
      senior sub. note, 144A, 11.75%, 8/01/16 ...........................  United States            9,100,000              9,623,250
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................  United States           15,203,000             16,381,233
                                                                                                                     ---------------
                                                                                                                         125,203,303
                                                                                                                     ---------------
    REAL ESTATE INVESTMENT TRUSTS 1.5%
    Host Marriott LP, senior note,
      K, 7.125%, 11/01/13 ...............................................  United States           20,000,000             20,525,000
      M, 7.00%, 8/15/12 .................................................  United States            7,100,000              7,242,000
      O, 6.375%, 3/15/15 ................................................  United States            4,100,000              4,053,875
      Q, 6.75%, 6/01/16 .................................................  United States            9,500,000              9,583,125
                                                                                                                     ---------------
                                                                                                                          41,404,000
                                                                                                                     ---------------


22 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                               COUNTRY        PRINCIPAL AMOUNT c         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        RETAIL TRADE 2.2%
      a Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 .........  United States      $  28,000,000       $     28,735,000
        Rite Aid Corp., senior deb., 7.70%, 2/15/27 .......................  United States         10,000,000              8,025,000
        Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 .......  United States         25,800,000             26,187,000
                                                                                                                    ----------------
                                                                                                                          62,947,000
                                                                                                                    ----------------
        TECHNOLOGY SERVICES 1.3%
    b,d PSINet Inc., senior note, 11.00%, 8/01/09 .........................  United States         18,750,000                  1,875
        SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ....................................  United States         11,100,000             11,696,625
          senior sub note, 10.25%, 8/15/15 ................................  United States         24,175,000             25,746,375
                                                                                                                    ----------------
                                                                                                                          37,444,875
                                                                                                                    ----------------
        TRANSPORTATION 0.9%
        Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ..  United States         25,900,000             24,993,500
                                                                                                                    ----------------
        UTILITIES 7.2%
      a AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ..............  United States         20,000,000             21,575,000
      a Allegheny Energy Supply, 144A, 8.25%, 4/15/12 .....................  United States         20,000,000             21,950,000
        Aquila Inc., senior note, 14.875%, 7/01/12 ........................  United States         28,000,000             36,750,000
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ................  United States         28,000,000             29,260,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ....  United States          6,417,000              6,667,526
        Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......  United States         28,300,000             30,847,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ...........  United States         21,700,000             22,079,750
        NRG Energy Inc., senior note,
          7.25%, 2/01/14 ..................................................  United States          8,500,000              8,521,250
          7.375%, 2/01/16 .................................................  United States         20,000,000             20,050,000
          7.375%, 1/15/17 .................................................  United States          6,000,000              6,000,000
                                                                                                                    ----------------
                                                                                                                         203,700,526
                                                                                                                    ----------------
        TOTAL CORPORATE BONDS (COST $2,747,208,527)                                                                    2,732,867,149
                                                                                                                    ----------------
                                                                                             --------------------
                                                                                                    SHARES
                                                                                             --------------------
        COMMON STOCKS 0.2%
        COMMUNICATIONS 0.2%
        NTL Inc. .......................................................... United Kingdom             50,873              1,225,531
        Sprint Nextel Corp. ...............................................  United States            163,094              3,181,964
                                                                                                                    ----------------
                                                                                                                           4,407,495
                                                                                                                    ----------------
        PRODUCER MANUFACTURING 0.0% e
  d,f,g Cambridge Industries Liquidating Trust Interest ...................  United States          4,853,892                  5,339
  d,f,g Goss Holdings Inc., B .............................................  United States            211,174                     --
    f,h Harvard Industries Inc. ...........................................  United States            793,966                  5,558
d,f,g,h VS Holdings Inc. ..................................................  United States          1,685,375                     --
                                                                                                                    ----------------
                                                                                                                              10,897
                                                                                                                    ----------------
        TOTAL COMMON STOCKS (COST $30,151,785). ...........................                                               4,418,392
                                                                                                                    ----------------


                                                          Semiannual Report | 23

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                   COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 0.9%
    UTILITIES 0.9%
    CMS Energy Trust I, 7.75%, cvt. pfd. ..................................  United States            530,000        $    26,287,629
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $2,803,860,312) .....................                                            2,763,573,170
                                                                                                                     ---------------
    SHORT TERM INVESTMENT (COST $44,076,744) 1.6%
    MONEY MARKET FUND 1.6%
  i Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ..  United States          44,076,744            44,076,744
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $2,847,937,056) 99.6% .........................                                            2,807,649,914
    OTHER ASSETS, LESS LIABILITIES 0.4% ...................................                                               12,294,219
                                                                                                                     ---------------
    NET ASSETS 100.0% .....................................................                                          $ 2,819,944,133
                                                                                                                     ===============
SELECTED PORTFOLIO ABBREVIATIONS
MTN - Medium Term Note

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $419,754,505, representing 14.89% of net assets.

b     See Note 8 regarding defaulted securities.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2006, the aggregate value of these securities was $11,014, representing less than 0.01% of net assets.

e     Rounds to less than 0.1% of net assets.

f     Non-income producing for the twelve months ended November 30, 2006.

g     See Note 9 regarding restricted securities.

h     See Note 10 regarding holdings of 5% voting securities.

i See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

j See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2006 (unaudited)
                                                               ----------------
                                                                 FRANKLIN HIGH
                                                                  INCOME FUND
                                                               ----------------

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...............................  $ 2,776,636,451
  Cost - Non-controlled affiliated issuers (Note 10) ........       27,223,861
  Cost - Sweep Money Fund (Note 7) ..........................       44,076,744
                                                               ----------------
  Total cost of investments .................................  $ 2,847,937,056
                                                               ================
  Value - Unaffiliated issuers ..............................  $ 2,763,567,612
  Value - Non-controlled affiliated issuers (Note 10) .......            5,558
  Value - Sweep Money Fund (Note 7) .........................       44,076,744
                                                               ----------------
  Total value of investments ................................    2,807,649,914
 Cash .......................................................            8,958
 Receivables:
  Capital shares sold .......................................        3,226,593
  Interest ..................................................       54,386,872
                                                               ----------------
        Total assets ........................................    2,865,272,337
                                                               ----------------
Liabilities:
 Payables:
  Investment securities purchased ...........................       37,830,893
  Capital shares redeemed ...................................        5,407,772
  Affiliates ................................................        1,775,897
 Accrued expenses and other liabilities .....................          313,642
                                                               ----------------
       Total liabilities ....................................       45,328,204
                                                               ----------------
        Net assets, at value ................................  $ 2,819,944,133
                                                               ================
Net assets consist of:
 Paid-in capital ............................................  $ 3,851,837,880
 Undistributed net investment income ........................        3,456,435
 Net unrealized appreciation (depreciation) .................      (40,287,142)
 Accumulated net realized gain (loss) .......................     (995,063,040)
                                                               ----------------
        Net assets, at value ................................  $ 2,819,944,133
                                                               ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2006 (unaudited)

                                                                         ---------------
                                                                          FRANKLIN HIGH
                                                                           INCOME FUND
                                                                         ---------------
CLASS A:

 Net assets, at value ................................................   $ 2,212,903,644
                                                                         ===============
 Shares outstanding ..................................................     1,039,451,115
                                                                         ===============
 Net asset value per share a .........................................   $          2.13
                                                                         ===============
 Maximum offering price per share (net asset value per share / 95.75%)   $          2.22
                                                                         ===============
CLASS B:

 Net assets, at value ................................................   $   179,030,096
                                                                         ===============
 Shares outstanding ..................................................        84,319,871
                                                                         ===============
 Net asset value and maximum offering price per share a ..............   $          2.12
                                                                         ===============
CLASS C:

 Net assets, at value ................................................   $   369,254,664
                                                                         ===============
 Shares outstanding ..................................................       172,595,341
                                                                         ===============
 Net asset value and maximum offering price per share a ..............   $          2.14
                                                                         ===============
CLASS R:

 Net assets, at value ................................................   $    15,885,109
                                                                         ===============
 Shares outstanding ..................................................         7,406,839
                                                                         ===============
 Net asset value and maximum offering price per share a ..............   $          2.14
                                                                         ===============
ADVISOR CLASS:

 Net assets, at value ................................................   $    42,870,620
                                                                         ===============
 Shares outstanding ..................................................        20,123,713
                                                                         ===============
 Net asset value and maximum offering price per share a ..............   $          2.13
                                                                         ===============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the six months ended November 30, 2006 (unaudited)

                                                                            ----------------
                                                                              FRANKLIN HIGH
                                                                               INCOME FUND
                                                                            ----------------
Investment income:
 Dividends:
  Unaffiliated issuers ..................................................   $     1,032,479
  Sweep Money Fund (Note 7) .............................................           894,006
 Interest ...............................................................       109,820,713
                                                                            ----------------
        Total investment income .........................................       111,747,198
                                                                            ----------------
Expenses:
 Management fees (Note 3a) ..............................................         6,242,484
 Distribution fees: (Note 3c)
  Class A ...............................................................         1,546,821
  Class B ...............................................................           579,556
  Class C ...............................................................         1,161,836
  Class R ...............................................................            32,453
 Transfer agent fees (Note 3e) ..........................................         1,659,324
 Custodian fees (Note 4) ................................................            23,287
 Reports to shareholders ................................................            99,004
 Registration and filing fees ...........................................            77,290
 Professional fees ......................................................            27,686
 Trustees' fees and expenses ............................................            37,121
 Other ..................................................................            35,187
                                                                            ----------------
        Total expenses ..................................................        11,522,049
        Expense reductions (Note 4) .....................................           (21,368)
                                                                            ----------------
          Net expenses ..................................................        11,500,681
                                                                            ----------------
           Net investment income ........................................       100,246,517
                                                                            ----------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
  Investments ...........................................................       (16,014,987)
  Foreign currency transactions .........................................           (20,705)
                                                                            ----------------
            Net realized gain (loss) ....................................       (16,035,692)
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................        78,295,721
  Translation of assets and liabilities denominated in foreign currencies             3,911
                                                                            ----------------
            Net change in unrealized appreciation (depreciation) ........        78,299,632
                                                                            ----------------
Net realized and unrealized gain (loss) .................................        62,263,940
                                                                            ----------------
Net increase (decrease) in net assets resulting from operations .........   $   162,510,457
                                                                            ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                --------------------------------------
                                                                                      FRANKLIN HIGH INCOME FUND
                                                                                --------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                NOVEMBER 30, 2006        YEAR ENDED
                                                                                   (UNAUDITED)          MAY 31, 2006
                                                                                -----------------    -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................   $     100,246,517    $     200,951,854
  Net realized gain (loss) from investments and foreign currency transactions         (16,035,692)         (57,794,561)
  Net change in unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities denominated in foreign currencies .          78,299,632           45,412,404
                                                                                ---------------------------------------
        Net increase (decrease) in net assets resulting from operations .....         162,510,457          188,569,697
                                                                                ---------------------------------------
 Distributions to shareholders from net investment income:
    Class A .................................................................         (77,675,412)        (158,689,213)
    Class B .................................................................          (6,063,167)         (13,193,625)
    Class C .................................................................         (11,946,375)         (25,105,937)
    Class R .................................................................            (425,951)            (458,602)
    Advisor Class ...........................................................          (1,335,134)          (2,709,760)
                                                                                ---------------------------------------
 Total distributions to shareholders ........................................         (97,446,039)        (200,157,137)
                                                                                ---------------------------------------
 Capital share transactions: (Note 2)
    Class A .................................................................          (4,391,069)         (58,542,949)
    Class B .................................................................          (9,155,317)         (23,102,670)
    Class C .................................................................            (957,085)         (25,230,785)
    Class R .................................................................           5,530,923            4,727,726
    Advisor Class ...........................................................          (1,392,300)          15,528,418
                                                                                ---------------------------------------
 Total capital share transactions ...........................................         (10,364,848)         (86,620,260)
                                                                                ---------------------------------------
 Redemption fees ............................................................               3,174               15,516
                                                                                ---------------------------------------
        Net increase (decrease) in net assets ...............................          54,702,744          (98,192,184)
Net assets:
 Beginning of period ........................................................       2,765,241,389        2,863,433,573
                                                                                ---------------------------------------
 End of period ..............................................................   $   2,819,944,133    $   2,765,241,389
                                                                                =======================================
Undistributed net investment income included in net assets:
 End of period ..............................................................   $       3,456,435    $         655,957
                                                                                =======================================


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective October 1, 2006, the AGE High Income Fund was renamed the Franklin High Income Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities,


                                                          Semiannual Report | 29

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


30 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 31

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2006, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                 ---------------------------------------------------------------
                                       SIX MONTHS ENDED                     YEAR ENDED
                                        NOVEMBER 30, 2006                  MAY 31, 2006
                                 ---------------------------------------------------------------
                                    SHARES          AMOUNT           SHARES          AMOUNT
                                 ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................     78,435,531    $ 162,766,100     170,002,845    $ 356,371,930
 Shares issued in reinvestment
  of distributions ...........     20,450,358       42,296,936      40,610,101       85,044,157
 Shares redeemed .............   (101,043,463)    (209,454,105)   (238,608,772)    (499,959,036)
                                 ---------------------------------------------------------------
 Net increase (decrease) .....     (2,157,574)   $  (4,391,069)    (27,995,826)   $ (58,542,949)
                                 ===============================================================
CLASS B SHARES:

 Shares sold .................      2,644,964    $   5,477,896       4,510,866    $   9,424,700
 Shares issued in reinvestment
  of distributions ...........      1,497,151        3,088,282       3,216,244        6,724,517
 Shares redeemed .............     (8,565,725)     (17,721,495)    (18,770,590)     (39,251,887)
                                 ---------------------------------------------------------------
 Net increase (decrease) .....     (4,423,610)   $  (9,155,317)    (11,043,480)   $ (23,102,670)
                                 ===============================================================
CLASS C SHARES:

 Shares sold .................     17,237,275    $  35,965,500      35,228,120    $  74,193,863
 Shares issued in reinvestment
  of distributions ...........      3,347,790        6,963,179       6,999,138       14,728,015
 Shares redeemed .............    (21,085,194)     (43,885,764)    (54,212,764)    (114,152,663)
                                 ---------------------------------------------------------------
 Net increase (decrease) .....       (500,129)   $    (957,085)    (11,985,506)   $ (25,230,785)
                                 ===============================================================


32 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        -------------------------------------------------------------
                                              SIX MONTHS ENDED                     YEAR ENDED
                                              NOVEMBER 30, 2006                   MAY 31, 2006
                                        -------------------------------------------------------------
                                          SHARES          AMOUNT           SHARES          AMOUNT
                                        -------------------------------------------------------------
CLASS R SHARES:
 Shares sold ......................      3,330,340    $   6,964,379       2,983,013    $   6,297,039
 Shares issued in reinvestment
  of distributions ................        190,124          396,432         189,462          399,884
 Shares redeemed ..................       (873,829)      (1,829,888)       (932,997)      (1,969,197)
                                        -------------------------------------------------------------
 Net increase (decrease) ..........      2,646,635    $   5,530,923       2,239,478    $   4,727,726
                                        =============================================================
ADVISOR CLASS SHARES:
 Shares sold ......................      6,214,069    $  12,961,025      13,500,384    $  28,225,300
 Shares issued in reinvestment
  of distributions ................        399,187          827,190         863,261        1,810,081
 Shares redeemed ..................     (7,403,681)     (15,180,515)     (6,958,695)     (14,506,963)
                                        -------------------------------------------------------------
 Net increase (decrease) ..........       (790,425)   $  (1,392,300)      7,404,950    $  15,528,418
                                        =============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
       0.625%            Up to and including $100 million
       0.500%            Over $100 million, up to and including $250 million
       0.450%            Over $250 million, up to and including $10 billion
       0.440%            Over $10 billion, up to and including $12.5 billion
       0.420%            Over $12.5 billion, up to and including $15 billion
       0.400%            Over $15 billion, up to and including $17.5 billion
       0.380%            Over $17.5 billion, up to and including $20 billion
       0.360%            Over $20 billion, up to and including  $35 billion
       0.355%            Over $35 billion, up to and including $50 billion
       0.350%            In excess of $50 billion


                                                          Semiannual Report | 33

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.15% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ................................................................   0.65%
Class C ................................................................   0.65%
Class R ................................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
 broker/dealers .....................................................   $283,620
Contingent deferred sales charges retained ..........................   $148,001

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,659,324, of which $1,131,460 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.


34 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
  2009 ................................................   $     126,000,271
  2010 ................................................         147,493,159
  2011 ................................................         273,783,877
  2012 ................................................         273,526,078
  2013 ................................................          57,417,407
  2014 ................................................         100,391,652
                                                          ------------------
                                                          $     978,612,444
                                                          ==================

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $   2,849,899,996
                                                          ==================
Unrealized appreciation ...............................   $     122,910,498
Unrealized depreciation ...............................        (165,160,580)
                                                          ------------------
Net unrealized appreciation (depreciation) ............   $     (42,250,082)
                                                          ==================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2006, aggregated $460,531,102 and $475,757,890, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 35

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 96.73% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2006, the aggregate value of these securities was $9,065,050, representing 0.32% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund has registration rights for certain restricted securities held at period end. The issuer generally incurs all registration costs.

At November 30, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                       ACQUISITION
SHARES              ISSUER                                                  DATE            COST        VALUE
---------------------------------------------------------------------------------------------------------------
4,853,892           Cambridge Industries Liquidating Trust Interest ..     1/09/02      $        --   $   5,339
  211,174         a Goss Holdings Inc., B ............................    11/17/99          422,348          --
1,685,375           VS Holdings Inc. .................................    12/06/01        1,685,375          --
                                                                                                      ---------
                    TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) b ............................  $   5,339
                                                                                                      =========

a The Fund also invests in unrestricted securities of this issuer, valued at $0 as of November 30, 2006.

b     Rounds to less than 0.01% of net assets.


36 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended November 30, 2006 were as shown below.

----------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF                               NUMBER OF
                                                       SHARES HELD                             SHARES HELD     VALUE
                                                       AT BEGINNING     GROSS       GROSS        AT END       AT END
NAME OF ISSUER                                           OF YEAR      ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD
----------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. ................                    793,966          --           --       793,966   $   5,558
VS Holdings Inc. .......................                  1,685,375          --           --     1,685,375          --
                                                                                                             ---------
TOTAL AFFILIATED SECURITIES (0.00% of Net Assets) a ......................................................   $   5,558
                                                                                                             ==========
-------------------------------------------------------------------------------------
                                                                           REALIZED
                                                             INVESTMENT     CAPITAL
NAME OF ISSUER                                                 INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. ................                     $      --    $       --
VS Holdings Inc. .......................                            --            --
                                                             ------------------------

TOTAL AFFILIATED SECURITIES (0.00% of Net Assets) a .......  $      --    $       --
                                                             ========================

a     Rounds to less than 0.01% of net assets.

11. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.


                                                          Semiannual Report | 37

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

11. REGULATORY MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

12. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


38 | Semiannual Report

Franklin High Income Trust

SHAREHOLDER INFORMATION

FRANKLIN HIGH INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund

Federal Intermediate-Term
  Tax-Free Income Fund

New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama                       Michigan 7
Arizona                       Minnesota 7
California 8                  Missouri
Colorado                      New Jersey
Connecticut                   New York 8
Florida 8                     North Carolina
Georgia                       Ohio 7
Kentucky                      Oregon
Louisiana                     Pennsylvania
Maryland                      Tennessee
Massachusetts 7               Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/06                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN HIGH INCOME FUND
(FORMERLY, FRANKLIN'S AGE HIGH INCOME FUND)

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

105 S2006 01/07


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2007